SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 1,249,116	$ 1,981,765	$ 4,216,911
Short-term investments			6,366,828
Impairment loss
Patents and Licenses [member]
IfrsStatementLineItems [Line Items]
Useful life, intangible assets (Year)	12 years
U.S. term deposits [member]
IfrsStatementLineItems [Line Items]
Term deposits	$ 1,769,953	$ 7,248,080	$ 10,724,864
US and Canadian Term Deposits [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.20%
US and Canadian Term Deposits [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range		0.25%
Guaranteed Investment Certificates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.75%
Guaranteed Investment Certificates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	1.44%